Other income/expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of General, Administrative and Other Operating Expenses
General, administrative and other operating expenses are comprised of the following:

	2021	2020	2019
Wages, salaries and social security costs	10,343	9,856	8,771
Office and maintenance expenses	1,122	1,264	1,226
Audit and consulting services	625	527	546
Depreciation	614	708	721
Loss on write-off of non-current assets	606	454	979
Banking charges and services	550	335	328
Provision for legal claims, net	315	2,463	96
Consumables	244	269	294
Social expenses	238	188	288
Business trips	73	30	109
Expense relating to short-term leases (Note 9.2)	43	68	83
Write off of trade and other receivables	—	22	5
Other	1,740	2,253	2,122

Total	16,513	18,437	15,568

Summary of Employee Benefits Expenses
Employee benefits expenses are comprised of the following:

	2021	2020	2019
Included in cost of sales
Wages and salaries	21,970	21,235	21,020
Social security costs	7,417	7,005	6,877
Post-employment benefits	219	209	182

Included in selling and distribution expenses
Wages and salaries	4,146	3,864	3,566
Social security costs	1,098	1,055	968

Included in administrative and other operating expenses
Wages and salaries	8,275	7,853	6,939
Social security costs	2,068	2,003	1,832

Total	45,193	43,224	41,384

Summary of Other Operating Income
Other operating income is comprised of the following:

	2021	2020	2019
Write-off of trade and other payables including payables with expired legal term	1,312	—	—
Curtailment and result of remeasurement of other long-term benefit obligations	314	62	25
Rental income	295	238	241
Net result from disposal of non-current assets	203	42	31
Subsidies received from the governmental authorities as a compensation for operating activities (energy tariffs)	177	121	—
Income from fines and penalties related to business contracts	—	119	157
Subsidies received from the governmental authorities to compensate losses of European group companies	—	82	—
Other	168	335	234

Total	2,469	999	688

Summary of Finance Income
Finance income is comprised of the following:

	2021	2020	2019
Effect of restructuring of loans and leases	245	3,341	353
Interest income on other financial assets	394	119	179
Income from the discounting of financial instruments	37	44	58

Total	676	3,504	590

Summary of Finance Costs

	2021	2020	2019
Interest on loans and borrowings	20,063	22,090	31,231
Fines and penalties on overdue loans and borrowing payments and overdue interest payments	947	1,080	733
Interest expense on lease liabilities	854	1,047	1,217
Fines and penalties on overdue leases and trade payables	600	157	49

Total finance costs related to loans, borrowings and leases	22,464	24,374	33,230
Unwinding of discount on rehabilitation provision	328	291	304
Interest expenses under pension liabilities	273	286	284
Expenses related to discounting of financial instruments	306	194	45

Total	23,371	25,145	33,863

Summary of Other Income
Other income is comprised of the following:

	2021	2020	2019
Gain on disposal of a subsidiary	1,130	—	—
Gain on sales and purchases of foreign currencies	33	50	—
Reversal of unclaimed declared dividends to non-controlling interest upon expiration of limitation period	7	203	—
Write-off of trade and other payables with expired legal term	—	177	155
Other income	171	288	73

Total	1,341	718	228

Summary of Other Expenses	Other expenses are comprised of the following:

	2021	2020	2019
Loss on sales and purchases of foreign currencies	—	—	148
Other non-operating expenses	66	259	335

Total	66	259	483